Loans and Borrowings	12 Months Ended
Dec. 31, 2025
Loans and Borrowings [Abstract]
Loans and borrowings
15.	Loans and borrowings

	Annual Interest Rate	Maturity (Months)	As of December 31, 2024	As of December 31, 2025

Short-term borrowings:
China CITIC Bank	3.75%	September, 2026	24,000,000	24,000,000
Bank of Ningbo	3.90%	October, 2026	10,000,000	10,000,000
Bank of Ningbo	3.90%	November, 2026	20,000,000	10,000,000
Bank of Ningbo	3.90%	January, 2026	10,000,000	10,000,000
Bank of Ningbo	3.90%	December, 2026	10,000,000	20,000,000
Rural Commercial Bank	4.00%	November, 2026	10,000,000	10,000,000
Total			84,000,000	84,000,000

For the years ended December 31, 2023, 2024 and 2025, the weighted average interest rate per annum for the Group’s loans was 4.47%, 4.21% and 4.03%, respectively. The Group’s bank loans were secured by the pledge of Group’s buildings and land use rights plus personal guarantees provided by related parties. As of December 31, 2024 and 2025, the total net book amounts of pledged assets were RMB102,937,493 and RMB100,552,491, respectively (Note 8 and 9). As of December 31, 2025, the total guaranteed amounts provided by related parties were RMB40,000,000 within the period from March 17, 2022 to March 17, 2027.

The fair values of personal guarantee provided by the related parties for the Group’s loan were not significant as of December 31, 2024 and 2025 respectively.